Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill.
Schedule of change in the carrying amount of goodwill

Balance as of December 31, 2017	$1,311,253
Acquisition	21,527
Disposal	(49,349)
Impact of foreign currency fluctuations and other	(512)
Balance as of December 31, 2018	$1,282,919
Acquisition	44,779
Transferred to Assets held for sale	(468)
Impact of foreign currency fluctuations and other	815
Balance as of December 31, 2019	$1,328,045